WARRANT LIABILITIES (Details)		3 Months Ended	6 Months Ended
	Oct. 12, 2020	Dec. 31, 2020	Jun. 30, 2021 item D $ / shares
WARRANTS
Public Warrants expiration term		5 years
Maximum period after business combination in which to file registration statement			15 days
Period of time within which registration statement is expected to become effective			60 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	1 year	30 days
Private Placement Warrants
WARRANTS
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			30 days
Public Warrants
WARRANTS
Public Warrants exercisable term after the completion of a business combination			30 days
Public Warrants exercisable term from the closing of the initial public offering			12 months
Public Warrants expiration term			5 years
Share price trigger used to measure dilution of warrant			$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant			60
Trading period after business combination used to measure dilution of warrant | item			20
Warrant exercise price adjustment multiple			115
Warrant redemption price adjustment multiple			180
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
WARRANTS
Warrant redemption condition minimum share price			$ 18.00
Redemption price per public warrant (in dollars per share)			$ 0.01
Threshold trading days for redemption of public warrants | D			20
Threshold consecutive trading days for redemption of public warrants | D			30
Threshold number of business days before sending notice of redemption to warrant holders | item			3
Redemption period			30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
WARRANTS
Warrant redemption condition minimum share price			$ 10.00
Redemption price per public warrant (in dollars per share)			$ 0.10
Minimum threshold written notice period for redemption of public warrants			30 days
Redemption period			30 days